Issued Capital and Reserves - Additional Information (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Thousands						1 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 28, 2019	Jun. 14, 2019	Jun. 29, 2018	Jan. 01, 2008	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020	Dec. 30, 2019	Dec. 26, 2019	Dec. 25, 2019	Dec. 24, 2019	Dec. 23, 2019	Dec. 20, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares outstanding							404,776,126	415,251,749	415,251,749	415,556,251	415,756,171	415,881,411	416,005,348	416,119,371	416,270,745	416,270,745
Percentage of withholding tax dividends for residents							13.00%
Percentage of withholding tax dividends for non residents							15.00%
Percentage of withholding tax rate for intercompany dividends					0.00%
Description of withholding tax rate on intercompany dividend							Effective January 1, 2008, intercompany dividends may be subject to a withholding tax of 0% (if at the date of dividends declaration, the dividend-recipient Russian company held a controlling (over 50%) interest in the share capital of the company (Russian or foreign) of the dividend payer for a period over one year and the residence of the dividend distribution foreign company is not included into the Ministry of Finance offshore list.
Dividends declared to shareholders of Mechel PAO, per preferred share	₽ 3.48	₽ 18.21		₽ 16.66
Reacquisition of own shares value							₽ 844,000	₽ 63,000
Sale of preferred shares kept as stock value								63,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of controlling interest in the share capital of the company (Russian or foreign) of the dividend payer					50.00%
Subsidiary one [member]
Disclosure of classes of share capital [line items]
Carrying value of acquired non-controlling interests							1,161,000
Consideration transferred, acquisition-date fair value							₽ 267,000
Percentage of ownership interest sold							3.76%
Subsidiary two [member]
Disclosure of classes of share capital [line items]
Carrying value of acquired non-controlling interests							₽ 174,000
Consideration transferred, acquisition-date fair value							₽ 65,000
Percentage of ownership interest sold							0.79%
Subsidiary three [member]
Disclosure of classes of share capital [line items]
Percentage of Group's subsidiaries shares acquired from NCI							0.23%
Consideration paid to third parties for acquired ownership shares in Group's subsidiaries							₽ 20,900
Equity attributable to shareholders of Mechel PAO [member]
Disclosure of classes of share capital [line items]
Effect of change in ownership of subsidiaries within the Group							(1,024,000)
Reacquisition of own shares value							₽ 844,000	63,000
Sale of preferred shares kept as stock value								₽ 63,000
Dividends declared to shareholders of Mechel PAO, third parties	₽ 292,200	₽ 1,516,000		₽ 1,387,000
Dividends declared to shareholders of Mechel PAO including dividends to Group subsidiaries owners of shares	₽ 482,900	₽ 2,527,000		2,312,000
Non-controlling interest [member]
Disclosure of classes of share capital [line items]
Dividends declared to non-controlling interest			₽ 30	₽ 56
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued							(11,494,619)	(1,018,996)
Number of common shares reaquired						10,804,058	10,475,623	1,018,996
Number of shares outstanding							11,494,619	1,018,996
Reacquisition of own shares value						₽ 870,000	₽ 844,000	₽ 63,000
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares							416,270,745
Nominal value of shares							₽ 10
Number of additional common shares authorized to issue								81,698,341
Reacquisition price for own shares						₽ 80.57
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares							138,756,915	138,756,915
Nominal value of shares							₽ 10	₽ 10
Percentage of preferred shares in share capital							25.00%
Percentage of dividend yield paid per one preferred share							20.00%
Number of shares issued							138,756,915
Outstanding and fully paid preferred shares							83,963,279	83,963,279
Preferred shares [member] | Subsidiary one [member]
Disclosure of classes of share capital [line items]
Number of shares							54,793,636	54,793,636
Preferred shares [member] | Equity attributable to shareholders of Mechel PAO [member]
Disclosure of classes of share capital [line items]
Sale of preferred shares kept as stock shares								709,130
Sale of preferred shares kept as stock value								₽ 63,000